Expense Example	Dec. 31, 2024 USD ($)
T-REX 2X LONG GME DAILY TARGET ETF | T-REX 2X LONG GME DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG HOOD DAILY TARGET ETF | T-REX 2X LONG HOOD DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
T-REX 2X LONG DJT DAILY TARGET ETF | T-REX 2X LONG DJT DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
T-REX 2X LONG MARA DAILY TARGET ETF | T-REX 2X LONG MARA DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE MARA DAILY TARGET ETF | T-REX 2X INVERSE MARA DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG RBLX DAILY TARGET ETF | T-REX 2X LONG RBLX DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
T-REX 2X INVERSE PLTR DAILY TARGET ETF | T-REX 2X INVERSE PLTR DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG ARM DAILY TARGET ETF | T-REX 2X LONG ARM DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
T-REX 2X LONG SHOP DAILY TARGET ETF | T-REX 2X LONG SHOP DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE SHOP DAILY TARGET ETF | T-REX 2X INVERSE SHOP DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE AMD DAILY TARGET ETF | T-REX 2X INVERSE AMD DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE BA DAILY TARGET ETF | T-REX 2X INVERSE BA DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG SNOW DAILY TARGET ETF | T-REX 2X LONG SNOW DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE SNOW DAILY TARGET ETF | T-REX 2X INVERSE SNOW DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG AVGO DAILY TARGET ETF | T-REX 2X LONG AVGO DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE AVGO DAILY TARGET ETF | T-REX 2X INVERSE AVGO DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG PANW DAILY TARGET ETF | T-REX 2X LONG PANW DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE PANW DAILY TARGET ETF | T-REX 2X INVERSE PANW DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG TSM DAILY TARGET ETF | T-REX 2X LONG TSM DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE TSM DAILY TARGET ETF | T-REX 2X INVERSE TSM DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG SQ DAILY TARGET ETF | T-REX 2X LONG SQ DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE SQ DAILY TARGET ETF | T-REX 2X INVERSE SQ DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE COIN DAILY TARGET ETF | T-REX 2X INVERSE COIN DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG APPLE DAILY TARGET ETF | T-REX 2X LONG APPLE DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
T-REX 2X INVERSE APPLE DAILY TARGET ETF | T-REX 2X INVERSE APPLE DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG ALPHABET DAILY TARGET ETF | T-REX 2X LONG ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | T-REX 2X INVERSE ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG MICROSOFT DAILY TARGET ETF | T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	$ 474